Shareholder Report, Average Annual Return (Details)		12 Months Ended	20 Months Ended
		May 31, 2025	May 31, 2025 [2]
Capital Group International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Group International Equity ETF (at NAV)
Average Annual Return, Percent	[1]	12.30%	17.93%
MSCI EAFE (Europe, Australasia, Far East) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Index
Average Annual Return, Percent	[3]	13.33%	19.15%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on September 26, 2023.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.